Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2015 Portfolio

September 30, 2020

VIPF2015-QTLY-1120
1.822346.115

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 21.1%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	75,296	$3,365,714
VIP Equity-Income Portfolio Initial Class (a)	169,014	3,539,161
VIP Growth & Income Portfolio Initial Class (a)	208,490	4,040,539
VIP Growth Portfolio Initial Class (a)	37,242	3,444,515
VIP Mid Cap Portfolio Initial Class (a)	30,710	982,112
VIP Value Portfolio Initial Class (a)	201,501	2,597,345
VIP Value Strategies Portfolio Initial Class (a)	119,362	1,271,204
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,150,874)		19,240,590

International Equity Funds - 22.6%
VIP Emerging Markets Portfolio Initial Class (a)	806,365	9,724,762
VIP Overseas Portfolio Initial Class (a)	456,877	10,869,115
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $14,154,521)		20,593,877

Bond Funds - 44.4%
Fidelity Inflation-Protected Bond Index Fund (a)	686,590	7,538,762
Fidelity Long-Term Treasury Bond Index Fund (a)	123,090	2,076,528
VIP High Income Portfolio Initial Class (a)	346,185	1,820,936
VIP Investment Grade Bond Portfolio Initial Class (a)	2,055,700	29,005,925
TOTAL BOND FUNDS
(Cost $36,005,397)		40,442,151

Short-Term Funds - 11.9%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $10,858,713)	10,858,713	10,858,713
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $71,169,505)		91,135,331
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,347)
NET ASSETS - 100%		$91,125,984

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$7,637,591	$2,431,770	$3,146,982	$15,907	$28,838	$587,545	$7,538,762
Fidelity Long-Term Treasury Bond Index Fund	2,372,970	898,615	1,614,279	32,931	170,385	248,837	2,076,528
VIP Contrafund Portfolio Initial Class	3,492,848	1,302,052	2,030,504	20,702	315,598	285,720	3,365,714
VIP Emerging Markets Portfolio Initial Class	8,292,353	5,005,918	3,382,807	730,691	(92,682)	(98,020)	9,724,762
VIP Equity-Income Portfolio Initial Class	3,689,086	1,991,964	1,730,460	167,449	(22,901)	(388,528)	3,539,161
VIP Government Money Market Portfolio Initial Class 0.01%	11,411,775	6,316,460	6,869,522	36,907	--	--	10,858,713
VIP Growth & Income Portfolio Initial Class	4,206,126	2,316,352	1,975,840	214,062	3,788	(509,887)	4,040,539
VIP Growth Portfolio Initial Class	3,569,954	1,477,091	2,108,815	310,084	487,508	18,777	3,444,515
VIP High Income Portfolio Initial Class	1,885,826	625,948	627,965	14,141	(23,249)	(39,624)	1,820,936
VIP Investment Grade Bond Portfolio Initial Class	29,453,381	9,875,010	12,167,268	129,767	(17,497)	1,862,299	29,005,925
VIP Mid Cap Portfolio Initial Class	1,024,513	498,498	539,483	1,661	(10,429)	9,013	982,112
VIP Overseas Portfolio Initial Class	12,877,039	4,738,663	6,887,992	57,580	(111,977)	253,382	10,869,115
VIP Value Portfolio Initial Class	2,710,222	1,701,033	1,378,407	107,162	(26,393)	(409,110)	2,597,345
VIP Value Strategies Portfolio Initial Class	1,328,086	879,258	706,130	68,821	(15,876)	(214,134)	1,271,204
Total	$93,951,770	$40,058,632	$45,166,454	$1,907,865	$685,113	$1,606,270	$91,135,331

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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